COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
Jun. 30, 2016
Minimum [Member]
Guarantor Obligations [Line Items]
Guarantee expiration term	6 months
Maximum [Member]
Guarantor Obligations [Line Items]
Guarantee expiration term	12 months